Accounts Receivable, Net - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Account Receivable, Net [Abstract]
Accounts receivable	$ 14,202	$ 18,273
Less: Provision for doubtful accounts	0	0
Accounts receivable, net	$ 14,202	$ 18,273